Convertible Notes - Components of derivatives (Details)	24 Months Ended
Dec. 31, 2022 USD ($)
Convertible Notes
Balance at the end of the period	$ 1,732
Convertible Note Derivatives
Convertible Notes
Balance at the beginning of the period	26,060,446
Conversions	(20,920,535)
Fair value adjustment	(5,710,557)
Foreign exchange adjustments	570,646
Balance at the end of the period	$ 0